ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Accounts receivable	$ 1,050,224	$ 920,502
Less: Allowance for doubtful accounts	(631,012)	(5,458)
Accounts receivable, net	$ 419,212	$ 915,044